Stockholder's Equity - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 03, 2021 $ / shares	Aug. 09, 2021 USD ($) $ / shares shares	Aug. 03, 2021 $ / shares	Dec. 31, 2021 USD ($) d vote $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 24, 2021 vote
Class of Stock [Line Items]
Preferred and common stock authorized (in Shares)				2,200,000,000
Preferred stock, shares authorized (in Shares)				100,000,000
Preferred stock par or stated value per share (in Dollars per Share) | $ / shares				$ 0.0001
Warrants outstanding (in Shares)				7,869,975
Class B distribution rate compared to Class A				0.001
Class B dividends rate compared to Class A			0.001
Treasury stock purchases | $				$ 12,000	$ 0	$ 0
Stockholder's agreement, condition percentage				5.00%
Stockholder agreement, percent condition for board not to approve operating activities change				10.00%
Professional Partners and ILPs
Class of Stock [Line Items]
Noncontrolling interest, units owned (in Shares)				50,154,199
Noncontrolling interest, ownership percentage by noncontrolling owners				54.01%
Founder Share Purchase Option
Class of Stock [Line Items]
Minimum consecutive trading days | d				20
Founder shares convertible threshold consecutive trading days | d				30
Founder share purchase period | d				15
Founder shares (in Shares)				1,000,000
Total number of share repurchase (in Shares)		1,000,000
Share price (in Dollars per Share) | $ / shares		$ 12.00
Treasury stock purchases | $		$ 12,000
Founder Share Purchase Option | $12 Price
Class of Stock [Line Items]
Minimum share price and purchase price (in Dollars per Share) | $ / shares				$ 12.00
Founder Share Purchase Option | $15 Price
Class of Stock [Line Items]
Minimum share price and purchase price (in Dollars per Share) | $ / shares				$ 15.00
Former Working Partners
Class of Stock [Line Items]
Lock-up period				180 days
Existing ILPs
Class of Stock [Line Items]
Lock-up period				180 days
Others
Class of Stock [Line Items]
Lock-up period				12 months
Minimum | Working Partners
Class of Stock [Line Items]
Lock-up period				3 years
Maximum | Working Partners
Class of Stock [Line Items]
Lock-up period				5 years
Class A common stock
Class of Stock [Line Items]
Common stock, shares authorized (in Shares)				1,500,000,000
Common stock par value (in Dollars per Share) | $ / shares				$ 0.0001
Voting rights | vote				1
Cash dividend per share (in Dollars per Share) | $ / shares	$ 0.07		$ 0.07
Conversion ratio				1
Common Stock B-1
Class of Stock [Line Items]
Common stock, shares authorized (in Shares)				300,000,000
Common stock par value (in Dollars per Share) | $ / shares				$ 0.0001
Voting rights | vote				10
Voting rights with ceased threshold percentage | vote				1
Common Stock B-2
Class of Stock [Line Items]
Common stock, shares authorized (in Shares)				300,000,000
Common stock par value (in Dollars per Share) | $ / shares				$ 0.0001
Voting rights | vote				1			1
Common stock, ownership percentage threshold				10.00%